Subsidiaries - Additional Information (Detail) - Assets or Revenues [Member]	12 Months Ended
Dec. 31, 2021
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Concentration Risk, Percentage	10
Other Subsidiaries [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Concentration Risk, Percentage	10
Other Subsidiaries [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Concentration Risk, Percentage	20